Segmental reporting (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Disclosure of operating segments [line items]
Gold income	$ 2,090	$ 1,911		$ 3,903
By-product revenue	65	54		126
Cost of sales	1,592	1,400		2,857
Gross profit	563	565		1,172
Amortisation	284	213		477
Capital expenditure	434	429		1,028
Total assets	8,219	7,698	[1]	8,000	[1]
Tangible assets	4,081	3,147	[1]	3,493	[1]
Adjustments
Disclosure of operating segments [line items]
Gross profit						$ 33
Tangible assets		33		33
Operating segments
Disclosure of operating segments [line items]
Gold income	2,371	2,233		4,562
By-product revenue	66	55		128
Cost of sales	1,755	1,578		3,207
Gross profit	681	710		1,483
Amortisation	329	262		582
Capital expenditure	472	461		1,100
Africa | Operating segments
Disclosure of operating segments [line items]
Gold income	1,386	1,360		2,644
By-product revenue	3	3		5
Cost of sales	936	869		1,650
Gross profit	452	493		999
Amortisation	162	126		268
Capital expenditure	217	226		506
Total assets	3,988	4,164		4,226
Africa | Operating segments | Kibali - Attributable 45%
Disclosure of operating segments [line items]
Gold income	281	322		659
By-product revenue	1	1		2
Cost of sales	163	178		350
Gross profit	118	145		311
Amortisation	45	49		105
Capital expenditure	38	32		72
Total assets	1,120	1,647		1,604
Africa | Operating segments | Iduapriem
Disclosure of operating segments [line items]
Gold income	224	186		361
By-product revenue	0	0		1
Cost of sales	153	126		238
Gross profit	71	61		124
Amortisation	32	8		19
Capital expenditure	53	44		105
Total assets	405	345		386
Africa | Operating segments | Obuasi
Disclosure of operating segments [line items]
Gold income	165	164		204
By-product revenue	1	1		0
Cost of sales	115	116		164
Gross profit	51	48		41
Amortisation	16	11		22
Capital expenditure	64	92		168
Total assets	1,125	981		1,036
Africa | Operating segments | Siguiri
Disclosure of operating segments [line items]
Gold income	321	252		545
By-product revenue	0	0		1
Cost of sales	237	187		410
Gross profit	84	65		135
Amortisation	24	22		47
Capital expenditure	11	12		38
Total assets	530	473		463
Africa | Operating segments | Geita
Disclosure of operating segments [line items]
Gold income	395	436		875
By-product revenue	1	1		1
Cost of sales	268	262		488
Gross profit	128	174		388
Amortisation	45	36		75
Capital expenditure	51	46		123
Total assets	804	712		732
Africa | Operating segments | Admin and other
Disclosure of operating segments [line items]
Total assets	4	6		5
Australia | Operating segments
Disclosure of operating segments [line items]
Gold income	475	398		890
By-product revenue	2	2		4
Cost of sales	380	346		740
Gross profit	97	53		153
Amortisation	77	63		150
Capital expenditure	93	101		185
Total assets	986	1,048		1,034
Australia | Operating segments | Sunrise Dam
Disclosure of operating segments [line items]
Gold income	218	185		416
By-product revenue	1	1		1
Cost of sales	185	176		364
Gross profit	33	10		53
Amortisation	26	25		60
Capital expenditure	20	39		62
Australia | Operating segments | Tropicana - Attributable 70%
Disclosure of operating segments [line items]
Gold income	257	213		474
By-product revenue	1	1		3
Cost of sales	180	155		346
Gross profit	79	58		130
Amortisation	50	37		88
Capital expenditure	73	62		122
Australia | Operating segments | Admin and other
Disclosure of operating segments [line items]
Cost of sales	15	15		30
Gross profit	(15)	(15)		(30)
Amortisation	1	1		2
Capital expenditure	0	0		1
Americas | Operating segments
Disclosure of operating segments [line items]
Gold income	510	475		1,028
By-product revenue	61	50		119
Cost of sales	439	364		822
Gross profit	132	162		325
Amortisation	88	72		161
Capital expenditure	154	109		346
Total assets	1,647	1,375		1,573
Americas | Operating segments | Cerro Vanguardia
Disclosure of operating segments [line items]
Gold income	168	130		279
By-product revenue	44	40		93
Cost of sales	135	115		261
Gross profit	77	55		111
Amortisation	17	11		27
Capital expenditure	21	11		69
Total assets	514	459		491
Americas | Operating segments | AngloGold Ashanti Mineração
Disclosure of operating segments [line items]
Gold income	267	274		600
By-product revenue	17	10		26
Cost of sales	223	195		435
Gross profit	61	90		191
Amortisation	51	49		108
Capital expenditure	104	72		195
Total assets	855	649		781
Americas | Operating segments | Serra Grande
Disclosure of operating segments [line items]
Gold income	75	71		149
Cost of sales	79	53		123
Gross profit	(4)	17		26
Amortisation	20	11		25
Capital expenditure	29	26		82
Total assets	250	192		252
Americas | Operating segments | Admin and other
Disclosure of operating segments [line items]
Cost of sales	2	1		3
Gross profit	(2)	0		(3)
Amortisation	0	1		1
Total assets	28	75		49
Equity-accounted joint ventures included above | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Gold income	281	322		659
By-product revenue	1	1		2
Cost of sales	163	178		350
Gross profit	118	145		311
Amortisation	45	49		105
Capital expenditure	38	32		72
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Cost of sales	0	1		5
Gross profit	0	2		6
Amortisation	2	1		3
Capital expenditure	1	0		11
Total assets	904	829		854
Projects | Operating segments
Disclosure of operating segments [line items]
Capital expenditure	7	25		52
Total assets	694	282		313
Projects | Operating segments | Colombian projects
Disclosure of operating segments [line items]
Capital expenditure	6	25		52
Total assets	216	196		211
Projects | Operating segments | North American projects
Disclosure of operating segments [line items]
Capital expenditure	1	0		0
Total assets	$ 478	$ 86		$ 102

[1]	The tangible assets and accumulated losses and other reserve balances for 30 June 2021 and 31 December 2021 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 15.